Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS SERIES TRUST
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	TOWPATH FOCUS FUND
Class Name	Towpath Focus Fund
Trading Symbol	TOWFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.oelschlagerinvestments.com or contact us at 1-877-593-8637.

Additional Information Phone Number	1-877-593-8637
Additional Information Website	https://www.oelschlagerinvestments.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Towpath Focus Fund	$55.00	0.55%

Expenses Paid, Amount	$ 55.00
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Net Assets	$ 35,200,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 113,956
Investment Company, Portfolio Turnover	2.93%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$35.2 MILLION*

_________________________

PORTFOLIO HOLDINGS:

39

_________________________

PORTFOLIO TURNOVER:

2.93%

________________________

ADVISORY FEES PAID BY FUND:

$113,956

Holdings [Text Block]

top ten holdings

1.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	15.03%
2.	Alphabet, Inc. Class A	8.73%
3.	McKesson Corp.	5.43%
4.	Shell PLC ADR	4.59%
5.	The Bank of New York Mellon Corp.	4.53%
6.	Cencora, Inc.	3.92%
7.	Novartis AG ADR	3.46%
8.	Prestige Consumer Healthcare, Inc.	3.18%
9.	Valero Energy Corp.	3.14%
10.	The Charles Schwab Corp.	3.11%
	Total % of Net Assets	55.12%

Material Fund Change [Text Block]	As of March 31, 2024, the Towpath Focus Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-877-593-8637
Updated Prospectus Web Address	https://www.oelschlagerinvestments.com
Institutional Share Class [Default Label]
Shareholder Report [Line Items]
Fund Name	TOWPATH TECHNOLOGY FUND
Class Name	Towpath Technology Fund
Trading Symbol	TOWTX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Towpath Technology Fund - TOWTX for the period December 1, 2023 to May 31, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.oelschlagerinvestments.com or contact us at 1-877-593-8637.

Additional Information Phone Number	1-877-593-8637
Additional Information Website	https://www.oelschlagerinvestments.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Towpath Technology Fund	$55.00	0.55%

Expenses Paid, Amount	$ 55.00
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Net Assets	$ 5,300,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 17,425
Investment Company, Portfolio Turnover	7.96%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$5.3 MILLION*

_________________________

PORTFOLIO HOLDINGS:

38

_________________________

PORTFOLIO TURNOVER:

7.96%

________________________

ADVISORY FEES PAID BY FUND:

$17,425

Holdings [Text Block]

top ten holdings

1.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	18.36%
2.	Alphabet, Inc. Class A	8.79%
3.	Meta Platforms, Inc. Class A	5.18%
4.	Apple, Inc.	4.16%
5.	KLA Corp.	3.71%
6.	Check Point Software Technologies Ltd. (Israel)	3.48%
7.	NetApp, Inc.	3.19%
8.	Ituran Location & Control Ltd. (Israel)	3.17%
9.	Cisco Systems, Inc.	2.97%
10.	CGI, Inc. Class A (Canada)	2.61%
	Total % of Net Assets	55.62%

Material Fund Change [Text Block]	As of March 31, 2024, the Towpath Technology Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund
Updated Prospectus Phone Number	1-877-593-8637
Updated Prospectus Web Address	https://www.oelschlagerinvestments.com